Leases - Finance lease expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases
Finance lease amortization	$ 3,540	$ 0	$ 3,540	$ 0
Finance lease interest	559		559
Total finance lease expense	$ 4,099		$ 4,099